Common Shares	12 Months Ended
Dec. 31, 2011
Common Shares
Common Shares

4. Common Shares

Year Ended December 31, 2011

a)                   On January 3, 2011, the Company issued 3,000,000 commons shares with a fair value of $330,000 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

b)                   On May 15, 2011, the Company issued 1,000,000 common shares with a fair value of $90,000 for director services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

c)                   On July 14, 2011, the Company issued 10,000,000 common shares at $0.05 per share for proceeds of $500,000.

d)                   On July 14, 2011, the Company issued 2,000,000 common shares at $0.05 per share for proceeds of $100,000.

e)                   On August 13, 2011, the Company issued 700,000 common shares with a fair value of $49,000 for finders’ fees. Fair value of the common shares was determined by using the end of day trading price on the grant date.

f)                    On August 24, 2011, 2,490,000 common shares issued on January 3, 2011 for consulting services were returned to the Company with a fair value of $274,475. Fair value of the common shares was determined by using the end of day trading price on the grant date.

g)                   On August 24, 2011, the Company issued 1,105,000 common shares with a fair value of $60,775 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

h)                   On August 26, 2011, the Company issued 25,000 commons shares with a fair value of $1,625 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

i)                     On August 29, 2011, the Company issued 10,000,000 common shares at $0.04 per share for proceeds of $400,000 of which $250,000 was recorded in the year ended December 31, 2010 as common stock subscribed.

j)                    On August 29, 2011, the Company issued 500,000 common shares with a fair value of $56,000 for consulting service recorded in the year ended December 31, 2010 and included as common stock subscribed. Fair value of the common shares was determined by using the end of day trading price on the grant date.

k)                   On August 29, 2011, the Company issued 200,000 common shares at $0.05 per share for proceeds of $10,000.

Year Ended December 31, 2010

a)                   On December 14, 2010, the Company issued 2,500,000 common shares at $0.03 per share for proceeds of $75,000.

b)                   On December 14, 2010, the Company issued 240,000 common shares with a fair value of $27,600 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

c)                   On November 5, 2010, the Company issued 1,600,000 common shares with a fair value of $112,000 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

d)                   On October 18, 2010, the Company issued 2,569,372 common shares with a fair value of $110,483 to settle debt of $64,234, resulting in a loss on settlement of $46,249. Fair value of the common shares was determined by using the end of day trading price on the grant date.

e)                   On September 8, 2010, the Company issued 150,000 common shares with a fair value of $6,000 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

f)                    On April 28, 2010, the Company issued 2,500,000 common shares at $0.04 per share for proceeds of $100,000.

g)                   On April 8, 2010, the Company issued 1,800,000 common shares with a fair value of $166,400 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

h)                   On April 8, 2010, the Company issued 4,524,000 common shares with a fair value of $579,072 to settle debt of $180,960, resulting in a loss on settlement of $398,112. Fair value of the common shares was determined by using the end of day trading price on the grant date.

i)                     On March 26, 2010, the Company issued 500,000 common shares at $0.05 per share for proceeds of $25,000.

j)                    On March 9, 2010, the Company issued 500,000 common shares at $0.05 per share for proceeds of $25,000.

k)                   On February 8, 2010, the Company issued 250,000 common shares with a fair value of $15,000 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

l)                     On January 26, 2010, the Company issued 200,000 common shares with a fair value of $12,000 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the grant date.

m)                 On January 26, 2010, the Company issued 1,000,000 common shares at $0.05 per share for proceeds of $50,000.